COMMITMENT AND CONTINGENCY	12 Months Ended
Dec. 31, 2011
COMMITMENT AND CONTINGENCY
21.	COMMITMENT AND CONTINGENCY

i.	Operating lease as lessee

The Company leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were $1,808,401, $2,282,956 and $2,087,203, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Year ending
2012	$1,526,266
2013	$213,297
2014	$102,455
2015 and thereafter	-

ii.	Purchase obligations

The Company entered into a series of agreements with content providers to develop WVAS, mobile games and internet games. The future minimum purchase obligations payments under non-cancelable purchase agreements were approximately as follows:

Year ending
2012	$3,550,790
2013	$612,284
2014	$232,036
2015	$973
2016 and thereafter	$-

iii.	Sales tax

The subsidiaries and VIEs incorporated in the PRC are subject to the sales tax at rates of 3% to 5% on PRC taxable revenues, as defined by the related tax rules and regulations. When determining the PRC taxable revenues for sales tax purpose, the subsidiaries and VIEs adopted a "net" basis, i.e. deducting profit sharing with content providers from revenues. However, as the deductible items for sales tax purposes are not clearly defined, the Company would be subject to additional sales tax if the net basis used by the Company was determined inappropriate for the computation of sales tax. Additional business tax amounting to $3,484,170 could arise had the gross revenue been used for sales tax calculations as of December 31, 2011.